UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Joseph A. Cajigal
Address: 151 Bodman Place
         Redbank, NJ 07701



13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Joseph A. Cajigal
Title:   Cheif Executive Officer
Phone:   201-332-9800_
Signature, Place, and Date of Signing:

Joseph A. Cajigal Redbank, NJ     14-August-2012


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      86
Form 13F Information Table Value Total:        $97,968


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ABB LTD                        COM              000375204     1373      66033 SH       DEFINED               25000       0     41033
AT&T INC                       COM              00206R102      313       9291 SH       DEFINED                7353       0      1938
ABBOTT LABORATORIES            COM              002824100     1821      27796 SH       DEFINED               12740       0     15056
AGRIUM INC                     COM              008916108      785       7865 SH       DEFINED                1825       0      6040
AMERICAN BALANCED FUND INC     FUND             024071102      839      41120 SH       DEFINED                   0       0     41120
AMERICAN CAPITAL LIMITED       COM              02503Y103     1300     108165 SH       DEFINED               36915       0     71250
AMERICAN EXPRESS CO            COM              025816109     1242      21610 SH       DEFINED                9280       0     12330
APPLE INC                      COM              037833100     5742      10790 SH       DEFINED                3832       0      6958
ARTISAN VALUE FUND INV         FUND             04314H873      204      18070 SH       DEFINED                   0       0     18070
BAKER HUGHES INC.              COM              057224107     1246      30494 SH       DEFINED               13150       0     17344
BAXTER INTERNATIONAL INC       COM              071813109     1430      21456 SH       DEFINED                9000       0     12456
BOEING COMPANY                 COM              097023105     1829      24267 SH       DEFINED                9937       0     14330
CBS CORP.                      COM              124857202     1314      34539 SH       DEFINED               13850       0     20689
CAPITAL INC BUILD FUND         FUND             140193103      770      14585 SH       DEFINED                   0       0     14585
CATERPILLAR INC DEL            COM              149123101     1228      13700 SH       DEFINED                5500       0      8200
CELGENE CORP.                  COM              151020104     1532      19518 SH       DEFINED                8850       0     10668
CHEVRON CORP                   COM              166764100      549       5078 SH       DEFINED                3580       0      1498
CHICAGO BRIDGE & IRON          COM              167250109      343       7400 SH       DEFINED                   0       0      7400
CISCO SYS INC                  COM              17275R102     1262      64201 SH       DEFINED               27130       0     37071
COCA-COLA COMPANY              COM              191216100     1296      35757 SH       DEFINED               15580       0     20177
COMPUTERIZED THERMAL IMAGING   COM              20557C108        0      15000 SH       DEFINED                   0       0     15000
COSTCO WHSL CORP               COM              22160K105     1231      12471 SH       DEFINED                5000       0      7471
CUMMINS INC                    COM              231021106      362       3340 SH       DEFINED                1935       0      1405
DEVON ENERGY                   COM              25179M103     1312      25214 SH       DEFINED               10500       0     14714
DIAGEO PLC                     COM              25243Q205     1509      12948 SH       DEFINED                5500       0      7448
DISNEY WALT CO                 COM              254687106     1363      27366 SH       DEFINED               12100       0     15266
DODGE & COX GLOBAL FUND        FUND             256206202      230      25565 SH       DEFINED                   0       0     25565
DOMINION RESOURCES INC (NEW)   COM              25746U109      650      12540 SH       DEFINED                7045       0      5495
DU PONT E I DE NEMOURS & CO    COM              263534109     1451      32257 SH       DEFINED               15563       0     16694
EMC CORPORATION MASS           COM              268648102     1086      42917 SH       DEFINED               17800       0     25117
EBAY INC                       COM              278642103     1371      26875 SH       DEFINED               11100       0     15775
ENERGY TRANSFER PARTNERS       COM              29273R109      268       6235 SH       DEFINED                4080       0      2155
FMC CORP                       COM              302491303      925      15800 SH       DEFINED                   0       0     15800
FIRST TRUST DJ INTERNET IND    COM              33733E302      300       7700 SH       DEFINED                   0       0      7700
FLUOR CORP.                    COM              343412102     1393      23718 SH       DEFINED                9400       0     14318
FRANKLIN RESOURCES INC         COM              354613101     1184       9422 SH       DEFINED                3900       0      5522
FREEPORT MCMORAN COPPER&GOLD   COM              35671D857     1316      38465 SH       DEFINED               15290       0     23175
GENERAL ELEC CO                COM              369604103     1342      63947 SH       DEFINED               26200       0     37747
GILEAD SCIENCES INC            COM              375558103     1537      20930 SH       DEFINED                8900       0     12030
GOLDMAN SACHS GROUP INC        COM              38141G104     1433      11233 SH       DEFINED                4450       0      6783
GOOGLE INC CLASS A             COM              38259P508     1528       2160 SH       DEFINED                 896       0      1264
HALLIBURTON CO                 COM              406216101      213       6134 SH       DEFINED                   0       0      6134
HARLEY DAVIDSON INC            COM              412822108     1470      30108 SH       DEFINED               12200       0     17908
HEALTH MANAGEMENT ASSOC. INC      CLASS A       421933102      100      10750 SH       DEFINED                   0       0     10750
HESS CORP                      COM              42809H107     1424      26883 SH       DEFINED               10500       0     16383
HONEYWELL                      COM              438516106     2051      32322 SH       DEFINED                9200       0     23122
INCOME FD AMER INC             FUND             453320103      582      32226 SH       DEFINED                   0       0     32226
INTERNATIONAL BUSINESS MACHS   COM              459200101     1975      10310 SH       DEFINED                5392       0      4918
INTERNATIONAL PAPER CO         COM              460146103     1363      34204 SH       DEFINED               13800       0     20404
ISHARES TRUST EMERGING         MARKETS FUND     464287234      242       5461 SH       DEFINED                3543       0      1918
JPMORGAN CHASE & CO            COM              46625H100     2417      54978 SH       DEFINED               19700       0     35278
JOHNSON & JOHNSON              COM              478160104      492       7021 SH       DEFINED                4505       0      2516
KINDER MORGAN INC              COM              49456B101      253       7175 SH       DEFINED                4040       0      3135
LOWES CO INC                   COM              548661107     1546      43517 SH       DEFINED               18150       0     25367
MACY'S INC                     COM              55616P104      333       8530 SH       DEFINED                5935       0      2595
MASTERCARD                     COM              57636Q104     1351       2749 SH       DEFINED                1115       0      1634
MCDONALDS CORP                 COM              580135101     1588      18000 SH       DEFINED                8560       0      9440
MERCK & CO. INC.               COM              58933Y105     1171      28612 SH       DEFINED               12500       0     16112
MICROSOFT CORP                 COM              594918104     1153      43155 SH       DEFINED               18200       0     24955
NCR CORPORATION                COM              62886E108     1316      51630 SH       DEFINED               21425       0     30205
NIKE INC CL B                  COM              654106103     1552      30072 SH       DEFINED               12900       0     17172
NORFOLK & SOUTHERN             COM              655844108     1379      22306 SH       DEFINED                8250       0     14056
NUCOR CORP.                    COM              670346105     1202      27842 SH       DEFINED               11374       0     16468
OCCIDENTAL PETROLEUM           COM              674599105     1264      16495 SH       DEFINED                6950       0      9545
PHILIP MORRIS INTL INC         COM              718172109     1539      18395 SH       DEFINED                8842       0      9553
PROCTER & GAMBLE CO            COM              742718109     1466      21595 SH       DEFINED               10127       0     11468
PROSHARES TR                   COM              74347B201     1372      21630 SH       DEFINED                   0       0     21630
PUBLIC STORAGE                 COM              74460D109     1146       7909 SH       DEFINED                3375       0      4534
QUALCOMM INC                   COM              747525103     1885      30478 SH       DEFINED               10875       0     19603
ROCK-TENN COMPANY CL A         COM              772739207      301       4300 SH       DEFINED                   0       0      4300
RYDEX ETF TRUST                FUND             78355W106      259       4850 SH       DEFINED                   0       0      4850
SAP AG                         COM              803054204     1390      17299 SH       DEFINED                7800       0      9499
SCHLUMBERGER LIMITED           COM              806857108     1259      18165 SH       DEFINED                7750       0     10415
SIMON PPTY GROUP INC           COM              828806109     1191       7535 SH       DEFINED                3350       0      4185
STATE STREET CORP              COM              857477103     1439      30607 SH       DEFINED               13000       0     17607
TIFFANY & CO                   COM              886547108     1132      19741 SH       DEFINED                8750       0     10991
VANGUARD SECTOR INDEX FD          INFO TECH ETF 92204A702      384       5550 SH       DEFINED                   0       0      5550
VANGUARD INDEX FUNDS           FUND             922908751      534       6600 SH       DEFINED                   0       0      6600
VERIZON COMMUNICATIONS         COM              92343V104     1734      40083 SH       DEFINED               17857       0     22226
VICAL INC.                     COM              925602104       33      11500 SH       DEFINED                   0       0     11500
WASH MUTUAL INVS FUND INC      FUND             939330106      241       7716 SH       DEFINED                   0       0      7716
WATSON PHARMACEUTICAL          COM              942683103     1533      17824 SH       DEFINED                7700       0     10124
WELLPOINT INC                  COM              94973V107     1328      21798 SH       DEFINED                8200       0     13598
WEYERHAEUSER                   COM              962166104     1475      53022 SH       DEFINED               22200       0     30822
YACKTMAN FUND                  FUND             984281105      207      10846 SH       DEFINED                   0       0     10846
EATON CORP PLC                 COM              G29183103     1474      27208 SH       DEFINED               11200       0     16008